Investments in Joint Ventures (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) integer	May 31, 2016 USD ($)	Sep. 30, 2019	Dec. 31, 2006 USD ($)	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 USD ($) integer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 23, 2019 ft² integer	Dec. 20, 2019 ft² integer	Jul. 31, 2019 USD ($) ft² integer	Jun. 26, 2019 USD ($) integer	Mar. 13, 2019 USD ($)	Dec. 24, 2018 a	May 04, 2018 USD ($)	Jan. 27, 2018 USD ($)	Sep. 28, 2017 USD ($) integer	Apr. 26, 2016 ft² a	Oct. 04, 2006 ft² a
Company's share of the loss of the joint venture					$ (1,954)	$ (88)	$ (1,598)
Joint Venture consolidated retained earnings	$ (4,127)				(4,127)	(2,702)
Cash contribution					73,529	$ 71,007	$ 693
Difference between capital recorded by the Company and the joint ventures	10,380				10,380
Bryant Street and MRP
Loan guarantee amount	$ 26,000				$ 26,000
Loan guarantee term					48 months
Loan guarantee description					The Company and MRP guaranteed $26 million of the loan in exchange for a 1% lower interest rate. The Company and MRP have a side agreement limiting the Company’s guarantee to its proportionate ownership. The value of the guarantee was calculated at $1.9 million based on the present value of the 1% interest savings over the anticipated 48 month term. This amount is included as part of the Company’s investment basis and is amortized to expense over the 48 months.
Loan guarantee interest savings	1.00%				1.00%
Loan guarantee present value	$ 1,900				$ 1,900
BC FRP Realty, LLC Debt
Construction financing through September 15, 2022																	$ 17,250
Interest rate over LIBOR							2.50%
Outstanding balance	12,002				12,002
Buildings | integer																	4
Eagle BankRiverFront Holdings II, LLC
Interest rate over LIBOR						3.25%
Outstanding balance	39,866				$ 39,866
Loan commitment															$ 71,000
Loan description						The loan is interest only and matures in 36 months with a 12 month extension assuming completion of construction and at least one occupancy. There is a provision for an additional 60 months extension with a 30 year amortization of principal at 2.15% over 7 year US Treasury Constant if NOI is sufficient for a 9% yield.
Bryant Street Partnerships Construction Loan
Interest rate over LIBOR					2.25%
Outstanding balance	$ 5,243				$ 5,243
Loan commitment													$ 132,000
Loan description					The loan matures March 13, 2023 with up to two extension of one year each upon certain conditions.
Bryant Street Partnerships Construction Loan Extension 1
Debt service coverage													1.1
Loan-to-value													65.00%
Bryant Street Partnerships Construction Loan Extension 2
Debt service coverage													1.25
Loan-to-value													65.00%
Vulcan
Joint venture percentage stake																			50.00%
Acres conributed | ft²																			553
Vulcan leasehold interest | ft²																			3,443
FRP additional contribution for land				$ 3,018
Additional land acquired | ft²																			288
St Johns Properties JV Joint Venture
Value of land contributed								$ 3,240
Joint venture percentage stake																		50.00%
Acres conributed | ft²																		10
MRP
Other ownership capital contribution						$ 5,600
Development fee						$ 725
DST CS1031 Hickory Creek
Square feet | ft²											273,940
Land acreage | ft²											20.4
No. of homes | integer											294
Buildings | integer											19
Interest rate											3.74%
Financing term			10 years
Amortization period			30 years
Financing obtained											$ 29,672
Interest only period			5 years
Property value											$ 45,600
Brooksville
Land acreage | a																			4,300
Joint venture percentage stake	50.00%				50.00%	50.00%													50.00%
Acres conributed | a																			3,443
Book value of land contribution				2,548
FRP additional contribution for land				$ 3,018
Additional land acquired | a																			288
Company's share of the loss of the joint venture					$ (42)	$ (61)
BC FRP Realty, LLC
Square feet | ft²																		329,000
Value of land contributed								$ 7,500
Joint venture percentage stake	50.00%				50.00%	50.00%												50.00%
Distribution received		$ 2,130
Acres conributed | a																		25
Company's share of the loss of the joint venture					$ (591)	$ 0
Hyde Park
Company's share of the loss of the joint venture					$ 0	39
Loan commitment																$ 3,500
Interest rate																10.00%
Preferred return																20.00%
No. of homes | integer	126				126
RiverFront Holdings II, LLC
Value of land contributed						16,300
Joint venture percentage stake															80.00%
Book value of land contribution						4,600
Company's share of the loss of the joint venture						(66)
Cash contribution						6,200
Preferred equity financing						13,750
Preferred equity financing interest rate															7.50%
Company's share of preferred interest						$ 788
RiverFront Holdings II, LLC
Joint venture percentage stake	80.00%				80.00%	80.00%
Company's share of the loss of the joint venture					$ (871)	$ (66)
Preferred equity financing advanced					$ 13,750
Bryant Street Partnerships
Number of partnerships | integer						4
Land acreage | a														5
Joint venture percentage stake	61.36%				61.36%	61.36%								61.36%
Company's share of the loss of the joint venture					$ (573)	$ 0
Cash contribution						32,000
Preferred equity financing						$ 23,000
Preferred equity financing interest rate														8.00%
Company's share of preferred interest					444
Amortization of guarantee liability					$ 373
DST Hickory Creek
Joint venture percentage stake	26.65%				26.65%						26.65%
Distribution received					$ 123
Company's share of the loss of the joint venture					123
Cash contribution					6,000
Amber Ridge
Company's share of the loss of the joint venture					$ 0
Loan commitment												$ 18,500
Interest rate												10.00%
Preferred return												20.00%
No. of homes | integer												190
1800 Half Street
Square feet | ft²										11,246
Joint venture percentage stake	59.73%				59.73%
Company's share of the loss of the joint venture					$ 0
Cash contribution	$ 37,300
No. of homes | integer										344
408 Jackson
Square feet | ft²									4,700
Joint venture percentage stake									40.00%
Cash contribution	9,700
No. of homes | integer									227
Greenville
Joint venture percentage stake									40.00%
Cash contribution	$ 6,200
No. of homes | integer									200